Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,
	2021	2022
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	264,964	114,589
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	249	334
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	181,263	57,421
Financial Institutions in the PRC	69,762	10,401